Business Combinations (Summary of Pro Forma Financial Information) (Details) (JPY ¥) In Millions, except Per Share data	12 Months Ended
Mar. 31, 2009
Business Combinations
Total revenue	¥ 679,920
Net income (loss) attributable to NHI	¥ (794,081)
Basic EPS	¥ (408.92)
Diluted EPS	¥ (410.55)